Expense Example - BlackRock Mid Cap Dividend Fund	Aug. 28, 2020 USD ($)
Investor A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	1,985
Investor C
Expense Example:
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,393
Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,169
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	$ 1,819